Note Payable - Related Party	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Payables and Accruals [Abstract]
Note Payable - Related Party

7. NOTE PAYABLE – RELATED PARTY

On September 24, 2010, the Company issued a $2,867,500 promissory note to a related party. The principal amount due under this promissory note was loaned to the Company in a series of advances during fiscal years ended March 31, 2010 and 2009. The note accrued interest at 6% from the funding date. The note matured on the earlier of: 1) a change of control transaction as defined in the note; 2) the written consent of the Board of Directors of the Company. The Company agreed not to make any payment with respect to this note until the entire outstanding principal and accrued interest due under the 7.5% Angel Notes and 15% Angel Notes was paid in full. On September 25, 2013, the remaining balance on note payable to related party was converted into 14,993,464 shares of the Company’s common stock.

On September 4, 2013, the Company issued a $65,000 promissory note to a related party. The principal and interest amount are due on August 31, 2014. The note accrues interest at 8% and is unsecured. As of December 31, 2013, accrued interest related to this note was $1,774.

6. NOTE PAYABLE – RELATED PARTY

On September 24, 2010, the Company issued a $2,867,500 promissory note to a related party. The principal amount due under this promissory note has been loaned to the Company in a series of advances during fiscal year ended March 31, 2010 and 2009. The note accrues interest at 6% from the funding date. The note matures on the earlier of: 1) a change of control transaction as defined in the note; 2) the written consent of the Board of Directors of the Company. The Company agrees not to make any payment with respect to this note until the entire outstanding principal and accrued interest due under the 7.5% Angel Notes and 15% Angel Notes have been paid in full. Notwithstanding the above, this related party has agreed to convert this promissory note to equity on the same terms and conditions offered to all the other Angel Investors subsequent to March 31, 2013. Accrued and unpaid interest will continue to remain on the books, payable at the discretion of the Company’s board of directors.

As of March 31, 2013 and 2012, outstanding principal balance of this promissory note was $2,867,500.